RELATED-PARTY BALANCES AND TRANSACTIONS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	Nov. 30, 2023	Nov. 13, 2023
Vicunha Acos S A [Member]
IfrsStatementLineItems [Line Items]
Payment of interest on equity	R$ 403,790
Rio Laco Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Payment of interest on equity	33,950
C F L Ana Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Payment of interest on equity	R$ 100,948
Board Of Derectors [Member]
IfrsStatementLineItems [Line Items]
Reserve amount		R$ 985,000
Share price		R$ 0.742782969659389